BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 4,557	$ 11,894
GST receivables	2,282	894
Prepaid expenses	461	0
Total current assets	7,300	12,788
Reclamation deposits	96,838	90,531
PetroSteam License	59,828	0
Total assets	163,966	103,319
Current liabilities
Accounts payable and accrued liabilities	57,409	42,563
Accounts payable and accrued liabilities - related party	21,458	20,465
Notes payable	8,105	7,403
Derivative liability	48,055	54,626
Total current liabilities	135,027	125,057
Deferred revenue - royalty agreement (Note 8)	300,000	110,000
Asset retirement obligation	180,535	158,783
Total long-term liabilities	480,535	268,783
Total liabilities	615,562	393,840
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 and 17,093,719 shares issued and outstanding at December 31, 2019 and 2018, respectively	0	0
Additional paid-in capital	23,404,083	23,344,255
Accumulated deficit	(23,451,107)	(23,231,764)
Accumulated other comprehensive income	(404,572)	(403,012)
Total stockholders' equity (deficit)	(451,596)	(290,521)
Total liabilities and Stockholders' equity (deficit)	$ 163,966	$ 103,319